FMI Global Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Britain - 21.7%
Beverages: Alcoholic - 1.8%
Diageo PLC	9,305	$200,503

Beverages: Non-Alcoholic - 3.5%
Coca-Cola Europacific Partners PLC	4,275	387,742

Finance/Rental/Leasing - 4.0%
Ashtead Group PLC	6,415	437,368

Food: Specialty/Candy - 1.8%
Greggs PLC	8,880	200,164

Household/Personal Care - 3.1%
Unilever PLC	5,218	340,914

Internet Software/Services - 3.8%
Informa PLC	35,625	422,697

Trucks/Construction/Farm Machinery - 3.7%
Weir Group PLC	10,700	408,984
Total Britain		2,398,372

France - 8.5%
Miscellaneous Commercial Services - 1.9%
Edenred SE	9,360	206,911

Restaurants - 2.9%
Sodexo SA	6,340	324,836

Wholesale Distributors - 3.7%
Rexel SA	10,385	407,322
Total France		939,069

Germany - 2.5%
Medical/Nursing Services - 2.5%
Fresenius Medical Care AG	5,705	272,502

Ireland - 10.5%
Airlines - 4.6%
Ryanair Holdings PLC - ADR	6,950	501,721

Information Technology Services - 3.3%
Accenture PLC - Class A	1,350	362,205

Miscellaneous Commercial Services - 2.6%
ICON PLC (a)	1,600	291,552
Total Ireland		1,155,478

Japan - 3.0%
Computer Processing Hardware - 3.0%
Sony Group Corp.	13,000	333,463

Luxembourg - 1.6%
Discount Stores - 1.6%
B&M European Value Retail SA	76,195	172,726

Netherlands - 3.1%
Medical Specialties - 3.1%
Koninklijke Philips NV	12,630	343,905

United States - 43.0% (b)
Building Products - 2.4%
Masco Corp.	4,210	267,167

Contract Drilling - 2.0%
SLB Ltd.	5,815	223,180

Discount Stores - 1.7%
Dollar Tree, Inc. (a)	1,525	187,590

Food Distributors - 2.2%
Sysco Corp.	3,250	239,493

Industrial Machinery - 3.3%
Carrier Global Corp.	6,800	359,312

Internet Software/Services - 4.0%
Alphabet, Inc. - Class A	1,425	446,025

Investment Banks/Brokers - 5.1%
Charles Schwab Corp.	5,695	568,987

Managed Health Care - 2.3%
UnitedHealth Group, Inc.	770	254,185

Medical Specialties - 3.4%
Becton Dickinson & Co.	1,950	378,436

Other Consumer Services - 6.0%
Booking Holdings, Inc.	85	455,203
Valvoline, Inc. (a)	7,200	209,232
		664,435
Property/Casualty Insurance - 3.2%
Berkshire Hathaway, Inc. - Class B (a)	700	351,855

Pulp & Paper - 3.8%
Avery Dennison Corp.	2,300	418,324

Wholesale Distributors - 3.6%
Ferguson Enterprises, Inc.	1,775	395,168
Total United States		4,754,157
TOTAL COMMON STOCKS (Cost $10,004,830)		10,369,672

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (c)	687,975	687,975
TOTAL MONEY MARKET FUNDS (Cost $687,975)		687,975

TOTAL INVESTMENTS - 100.1% (Cost $10,692,805)		11,057,647
Liabilities in Excess of Other Assets - (0.1)%		(8,767)
TOTAL NET ASSETS - 100.0%		$11,048,880

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

FMI Global Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,297,377	$4,072,295	$–	$10,369,672
Money Market Funds	687,975	–	–	687,975
Total Investments	$6,985,352	$4,072,295	$–	$11,057,647

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s core financial statements.